Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Share price	$ 0.17	$ 0.18
Liabilities:
Earn Out Shares Outstanding Shares	3,510,405
Earnout Shares [Member]
Schedule of Held-to-maturity Securities [Line Items]
Estimated fair value of the shares recognized as a deemed dividend	$ 18,132
Convertible Note [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt conversion convertible instrument amount	$ 500
Nonrecurring | Earnout Shares [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value of shares estimated based on trading price of common stock	$ 7.70
Sponsor Warrants [Member]
Schedule of Held-to-maturity Securities [Line Items]
Share price	$ 1.00
Sponsor Warrants [Member] | Convertible Note [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt conversion converted instrument warrants issued	500,000
Private Warrants [Member]
Schedule of Held-to-maturity Securities [Line Items]
Warrant outstanding	3,114,388
Private Warrants [Member] | IPO [Member]
Schedule of Held-to-maturity Securities [Line Items]
Warrant outstanding	4,110,000
Level 3
Liabilities:
Warrant liability	$ 2,274
Level 3 | Warrant Liability | Recurring
Liabilities:
Warrant liability	$ 2,274	$ 0